SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2024 HKD ($) shares	Sep. 30, 2023 HKD ($) shares	May 29, 2023	May 22, 2023 USD ($) $ / shares shares
Authorized share capital							$ 50,000
Ordinary shares | shares	50,000,000	50,000,000		50,000,000	50,000,000		50,000,000
Common stock, par or stated value per share | $ / shares	$ 0.001	$ 0.001					$ 0.001
Common stock, shares issued | shares	14,931,123	13,125,000		14,931,123	13,125,000
Common stock, shares outstanding | shares	14,931,123	13,125,000		14,931,123	13,125,000
Allowance for expected credit loss	$ 57,872	$ 50,935
Year end exchange rate	7.8000	7.8000	7.8000	7.8000	7.8000
Cash balances	$ 2,296,462	$ 554,132
Foreign exchange gains	156,937	118,508	$ 72,974
Deposits				$ 500,000
Allowance for expected credit loss for accounts receivables	42,932	38,534	5,068
Contract assets	897,409	543,838
Allowance for expected credit loss	14,940	12,401	1,102
Deferred costs	374,286	1,306,441
Impairment of loss	0	0	0
Government grants		$ 1,859	$ 47,428
Mr.Wai Yiu Yau [Member]
Bank guarantee line maximum amount				$ 1,040,000	$ 1,040,000
Reorganization [Member]
Common stock, shares issued | shares	13,125,000			13,125,000
Common stock, shares outstanding | shares	13,125,000			13,125,000
Globavend Investments Limited [Member]
Ownership percentage						100.00%
Globavend Investments Limited [Member]
Common stock, shares issued | shares							13,125,000